Earnings per share (basic and diluted) (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net Income attributable to owners of the Parent	R$ 3,579,050	R$ 3,589,416	R$ 2,076,430
Basic weighted average number of outstanding shares (in shares)	555,429	559,004	552,291
Basic earnings per share (in R$ per share)	R$ 6.4438	R$ 6.4211	R$ 3.7597
Share-based plan and treasury shares (in shares)	17,577	14,496	6,817
Diluted weighted average number of outstanding shares (in shares)	573,006	573,499	559,108
Diluted earnings per share (in R$ per share)	R$ 6.2461	R$ 6.2588	R$ 3.7138